Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
	March 31, 2025	March 31, 2024
Current
Term bank loans (Refer note (a) to (d) below)	2,632,486	2,818,144
Other working capital facilities (Refer note (i) to (o) below)	3,142,450	2,899,996
Borrowings from others (Refer note (e), (g), (h) & (p) below)	1,373,974	946,945
	7,148,910	6,665,085
Non current
Term bank loans (Refer note (a) to (d) below)	17,649,585	13,076,474
Borrowings from others (Refer note (e), (g), (h) & (p) below)	10,575,386	10,273,389
	28,224,971	23,349,863